Supplemental Oil and Natural Gas Information (Unaudited) - Costs Incurred on Oil and Natural Gas Properties (Details) (Predecessor [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Predecessor [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Acquisition costs, Proved	$ 86,958	$ 0	$ 0
Acquisition costs, Unproved	7,875	0	0
Exploration costs	0	0	0
Development costs	136,832	173,983	95,654
Total costs incurred	$ 231,665	$ 173,983	$ 95,654